STOCK BASED COMPENSATION - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Stock Based Compensation
Shares authorized to be awarded (in shares)						4,800,000
Compensation expenses		$ 2.1	$ 2.9	$ 10.4	$ 10.0	$ 13.2	$ 13.4	$ 118.4
Total unrecognized compensation expense for unvested options		7.4		$ 7.4		$ 0.1
Unrecognized compensation expense for unvested options, recognition period				3 years
Stock-Based Compensation Plans | First four six-month anniversaries of the initial vesting date
Stock Based Compensation
Vest percentage				0.16%
Stock-Based Compensation Plans | First anniversary of the grant date
Stock Based Compensation
Vest percentage				0.33%
Restricted Stock Units
Stock Based Compensation
Other than options granted (in shares)				338,000		7,000
Total unrecognized compensation expense for unvested options						$ 44.7
Unrecognized compensation expense		6.0		$ 6.0
Restricted Stock Units | Various employees
Stock Based Compensation
Options granted (in shares)				326,059
Vesting period (in years)				10 years
Restricted Stock Units | Board of Directors
Stock Based Compensation
Options granted (in shares)						6,666
Other than options granted (in shares)				12,314
Performance-Based Restricted Stock Units
Stock Based Compensation
Other than options granted (in shares)				0		1,426,000
Unrecognized compensation expense		40.6		$ 40.6
Stock Options
Stock Based Compensation
Options granted (in shares)				601,000
Stock Options | Various employees
Stock Based Compensation
Options granted (in shares)				601,548
Deferred Stock Units
Stock Based Compensation
Other than options granted (in shares)				10,000		13,000
Total unrecognized compensation expense for unvested options						$ 0.2
Unrecognized compensation expense		$ 0.2		$ 0.2
Deferred Stock Units | Board of Directors
Stock Based Compensation
Other than options granted (in shares)				9,727
2018 Plan
Stock Based Compensation
Shares authorized to be awarded (in shares)		4,800,000		4,800,000
Options granted (in shares)						761,000
2018 Plan | Stock Options
Stock Based Compensation
Options granted (in shares)						761,000
2012 Plan
Stock Based Compensation
Shares authorized to be awarded (in shares)		8,800,000		8,800,000
Vesting period (in years)	3 years
Total unrecognized compensation expense for unvested options						$ 12.2
Unrecognized compensation expense for unvested options, recognition period						4 years
2012 Plan | Restricted Stock Units
Stock Based Compensation
Other than options granted (in shares)						385,241
2012 Plan | Stock Options
Stock Based Compensation
Options granted (in shares)							77,000	166,000